EQUITY (Table)	12 Months Ended
Dec. 31, 2023
EQUITY.
Schedule of share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2021	1,223,591	245	50	–	245
At 31 December 2022	1,223,591	245	50	–	245
At 31 December 2023	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2021	884,885	177	50	–	177
Share options	306	–	–	–	–
Shares cancelled	–	–	–	–	–
At 31 December 2021	885,191	177	50	–	177
Share options	229	–	–	–	–
Shares cancelled	(7,770)	(2)	–	–	(2)
At 31 December 2022	877,650	175	50	–	175
Share options	23	–	–	–	–
At 31 December 2023	877,673	175	50	–	175

Schedule of the capital

	2023	2022	2021
	$ million	$ million	$ million
Share capital	175	175	177
Share premium	615	615	614
Capital redemption reserve	20	20	18
Treasury shares	(94)	(118)	(120)
Retained earnings and other reserves	4,501	4,567	4,879
	5,217	5,259	5,568

Schedule of treasury shares

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2022	93	27	120
Shares purchased	150	8	158
Shares transferred from treasury	(41)	41	–
Shares transferred to Group beneficiaries	(6)	(25)	(31)
Shares cancelled	(129)	–	(129)
At 31 December 2022	67	51	118
Shares transferred from treasury	(13)	13	–
Shares transferred to Group beneficiaries	(1)	(23)	(24)
At 31 December 2023	53	41	94

		Employees’
	Treasury	Share Trust	Total
	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2022	5.4	1.6	7.0
Shares purchased	9.7	0.4	10.1
Shares transferred from treasury	(2.6)	2.6	–
Shares transferred to Group beneficiaries	(0.4)	(1.4)	(1.8)
Shares cancelled	(7.8)	–	(7.8)
At 31 December 2022	4.3	3.2	7.5
Shares transferred from treasury	(0.8)	0.8	–
Shares transferred to Group beneficiaries	(0.1)	(1.6)	(1.7)
At 31 December 2023	3.4	2.4	5.8

Schedule of dividends

	2023	2022	2021
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 23.1¢ for 2022 (2021: 23.1¢, 2020: 23.1¢) paid 17 May 2023	201	202	203
Ordinary interim of 14.4¢ for 2023 (2022: 14.4¢, 2021: 14.4¢) paid 1 November 2023	126	125	126
	327	327	329